Non-cash Transactions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-cash Transactions [Abstract]
Distribution of LTIP with treasury shares	R$ 0
Increase (decrease) through transfers, property, plant and equipment	0	R$ (42,429)	R$ 0
MTM of financial investments	(278)	(28)	0
Property and equipment acquired through lease	79,031	0	0
Unpaid consideration for acquisitions	68,701	1,961	2,528
Unpaid consideration for acquisition of non-controlling shares	R$ 0	R$ 1,574	R$ 0